(Write-down) and Gain (Loss) on Sale of Vessels and Discontinued Operations	12 Months Ended
Dec. 31, 2014
Discontinued Operations and Disposal Groups [Abstract]
(Write-down) and Gain (Loss) on Sale of Vessels and Discontinued Operations
19.	(Write-down) and Gain (Loss) on Sale of Vessels and Discontinued Operations

(Write-down) and Gain (Loss) on Sale of Vessels

In 2014, the carrying value of one of the Partnership’s 1990s-built shuttle tankers was written down to its estimated fair value, using an appraised value. The write-down was the result of the vessel charter contract expiring in early-2015. The Partnership’s consolidated statement of income for the year ended December 31, 2014, includes a $4.8 million write-down related to this vessel. The write-down is included in the Partnership’s shuttle tanker segment. In the fourth quarter of 2014, the Partnership sold a 1995-built shuttle tanker, the Navion Norvegia, to a joint venture between the Partnership and a joint venture partner (see note 20). The Partnership’s consolidated statement of income for the year ended December 31, 2014, includes a $3.1 million gain related to the sale of this vessel. The gain on sale of vessel is included in the Partnership’s shuttle tanker segment.

In 2013, the carrying value of six of the Partnership’s 1990s-built shuttle tankers were written down to their estimated fair value using appraised values. Of the six vessels, during the third quarter of 2013, four of the shuttle tankers were written down as the result of the re-contracting of one of the vessels, which the Partnership owns through a 50%-owned subsidiary, at lower rates than expected during the third quarter of 2013, the cancellation of a short-term contract which occurred in September 2013 and a change in expectations for the contract renewal for two of the shuttle tankers, one operating in Brazil, and the other, which the Partnership owns through a 50%-owned subsidiary, in the North Sea. In the fourth quarter of 2013, two shuttle tankers, which the Partnership owns through a 67%-owned subsidiary, were written down due to a cancellation of a contract renewal and expected sale of an aging vessel to their estimated fair value. One of these two vessels was also written down in 2012. The Partnership’s consolidated statement of income for 2013 includes a total write-down of $76.8 million related to these vessels, of which $37.2 million relates to two shuttle tankers, which the Partnership owns through a 50%-owned subsidiary, and $19.3 million relates to two shuttle tankers, which the Partnership owns through a 67%-owned subsidiary.

In 2012, the carrying value of five of the Partnership’s shuttle tankers were written down to their estimated fair value. In the third quarter of 2012, a 1993-built shuttle tanker was written down to its estimated fair value due to a change in the operating plan for the vessel. In the third and fourth quarters of 2012, two shuttle tankers, which were written down in 2011, were further written down to their estimated fair value upon sale in 2012. In the fourth quarter of 2012, a 1992-built shuttle tanker, which was written down in 2010, was further written down to its estimated fair value and classified as held-for-sale as at December 31, 2012. The vessel was sold in 2013. In the fourth quarter of 2012, a 1995-built shuttle tanker was written down to its estimated fair value due to the age of the vessel and the requirements of trading in the North Sea and Brazil and the weak tanker market. The estimated fair value of the vessel was determined using discounted cash flows. The estimated fair value for each of the other four vessels written down in 2012 was determined using appraised values. The Partnership’s consolidated statement of income for 2012 includes a total write-down and loss on sale of vessels of $24.5 million.

Discontinued Operations

Prior to being considered discontinued operations, the operations of the Hamane Spirit, the Torben Spirit, the Luzon Spirit, the Leyte Spirit, the Poul Spirit and the Gotland Spirit were reported within the conventional tanker segment. The Hamane Spirit, the Torben Spirit, and the Luzon Spirit, were sold during the second quarter of 2012, the fourth quarter of 2012, and the fourth quarter of 2012, respectively. The Leyte Spirit, which was written down in 2012 and was sold in the first quarter of 2013. The Poul Spirit was written down to its estimated fair value in the first quarter of 2013 and further written down upon sale in the second quarter of 2013. The Gotland Spirit was written down to its estimated fair value in the second quarter of 2013 and a gain was recognized upon its sale in the third quarter of 2013. The estimated fair value for each of these vessels was determined using appraised values.

In the second quarter and first quarter of 2013 and the second quarter of 2012, the Partnership terminated the long-term time-charter-out contracts employed by the Gotland Spirit, the Poul Spirit, and the Hamane Spirit, respectively, with a subsidiary of Teekay Corporation. The Partnership received early termination fees from Teekay Corporation of $4.5 million, $6.8 million and $14.7 million in the second quarter and first quarter of 2013 and the second quarter of 2012, respectively.

The following table summarizes the net (loss) income from discontinued operations for the periods presented in the consolidated statements of income:

	Year Ended December 31, 2014 $	Year Ended December 31, 2013 $	Year Ended December 31, 2012 $
Revenues	—	20,238	62,967

Voyage expenses	—	(682)	(16,201)
Vessel operating expenses	—	(3,903)	(14,286)
Depreciation and amortization	—	(1,236)	(5,267)
General and administrative	—	(479)	(1,178)
Write down and loss on sale of vessels	—	(18,465)	(7,675)

(Loss) income from vessel operations	—	(4,527)	18,360

Interest expense	—	(110)	(822)
Foreign currency exchange (loss) gain	—	(4)	2
Other (expense) income - net	—	(1)	28

Net (loss) income from discontinued operations	—	(4,642)	17,568